Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Number of anti-dilutive effect	0	0
Antidilutive securities excluded from the computation of earnings per share			93,025